Accounts Receivable Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
Accounts receivable consist of the following at December 31, 2013 and 2012:

	2013	2012
Trade receivables	$115,876	$94,962
Allowance for doubtful accounts	(2,707)	(3,095)
Allowance for sales returns and discounts	(1,884)	(1,570)
	$111,285	$90,297

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The following table shows the changes in our allowance for doubtful accounts:

	2013	2012	2011
Balance at January 1	$3,095	$2,669	$4,826
Additions charged to expense	1,051	2,333	1,753
Deductions (write-offs)	(1,439)	(1,907)	(3,910)
Balance at December 31	$2,707	$3,095	$2,669